REVENUE - Schedule of Accounts Receivable, Contract Assets and Contract Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Accounts Receivable	$ 201,571	$ 0	$ 0	$ 482,279
Contract Assets	30,527	0
Contract Liabilities	$ 428,346	$ 0	$ 24,000	$ 30,400